Current equity investments	12 Months Ended
Dec. 31, 2023
Disclosure of information about unconsolidated subsidiaries [abstract]
Current equity investments

22. Current equity investments

Current	Investments measured at FVTPL 2023 £m	Investments measured at FVTPL 2022 £m
At 1 January	4,087	–
Additions	–	3,852
Net fair value movements through profit or loss	(17)	233
Disposals and Settlements	(1,863)	–
Exchange adjustments	(3)	2
At 31 December	2,204	4,087
Current equity investments represent Haleon plc shares held after the demerger of Consumer Healthcare. Shares are held for trading and measured at fair value through profit or loss (FVTPL) based on the Haleon plc share price. Changes in fair value are presented as Other operating income/(expense) in continuing operations. The Group’s investment in Haleon plc at the end of December 2023 is held by Glaxo Group Limited, 2.8% (2022: 5.4%), GSK Scottish Limited Partnership (No.1), 4.6% (2022: 4.7%), GSK Scottish Limited Partnership (No.2), nil (2022: 1.8%), GSK Scottish Limited Partnership (No.3), nil (2022: 1.0%) and the ESOP Trusts, nil (2022: 0.6%).